Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders Equity
Schedule of Share capital

	Number of shares 2024	Number of shares 2023	Number of shares 2022
	Ordinary	Ordinary	Ordinary
Balance at January 1	84,248,384	84,246,967	74,865,381
Issued for cash	23,463,610	—	9,381,586
Issued for services	—	—	—
Exercise of share options / vesting of RSUs	(395,559)	537,513	144,688
Treasury shares issued (transferred)	394,481	(536,096)	(144,688)
Balance at December 31	107,710,916	84,248,384	84,246,967

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	Options granted		Options granted		Options granted
	in 2024		in 2023		in 2022
Risk-free interest rate	3.903%		3.960%		2.570%
Expected dividend yield	—%		—%		—%
Expected volatility	96.5%		105.6%		101.0%
Expected life in years	5	years	5	years	5	years

Schedule of Movements in the number of options outstanding and weighted average exercise prices

	2024		2023		2022
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	11,186,240	€3.10	11,279,210	€3.66	7,643,143	€6.13
Granted	1,377,780	€1.94	1,793,449	€2.76	5,230,405	€0.89
Forfeited	(179,259)	€1.61	(276,272)	€4.62	(1,177,622)	€5.84
Exercised	(300,036)	€0.79	(337,746)	€1.07	(1,590)	€2.72
Expired	(412,933)	€4.05	(1,272,401)	€7.80	(415,126)	€7.94
Balance at December 31	11,671,792	€3.38	11,186,240	€3.10	11,279,210	€3.66
Exercisable at December 31	8,152,467		6,679,018		5,235,914

Schedule of movements in the number of RSUs outstanding

	2024	2023	2022
	Number of	Number of	Number of
	RSUs	RSUs	RSUs
Balance at January 1	166,306	370,962	536,118
Granted	—	52,319	353,116
Forfeited	(17,775)	(66,881)	(371,102)
Released	(94,962)	(190,094)	(147,170)
Balance at December 31	53,569	166,306	370,962